CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2021	2020
Cash and cash equivalents	$1,652,890	$1,755,351
Current portion of restricted cash	285	13
Non-current portion of restricted cash	140	406

Total cash, cash equivalents and restricted cash	$1,653,315	$1,755,770